Biological assets - Roll-forward of biological assets (Details) - BRL (R$) R$ in Thousands	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Disclosure of reconciliation of changes in biological assets [line items]
Opening Balance	R$ 26,097,164	R$ 22,283,001
Additions	2,107,800	7,913,483
Depletions	(1,664,221)	(5,352,271)
Transfers		15,233
Gain on fair value adjustments		(1,516,458)
Disposals	(11,257)	(107,815)
Write-offs	(3,899)	R$ (170,925)
Closing Balance	R$ 26,525,587